NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
NET REVENUES
Schedule of net revenues

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Product revenues
Revenue from LiDAR products	1,122,237	1,735,254	1,946,775
Other product revenues	29,630	29,636	19,259
Service revenues
Engineering design, development and validation service and solution revenue	43,101	100,493	100,290
Other service revenues	7,702	11,606	10,833
Total	1,202,670	1,876,989	2,077,157

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Revenue recognized at a point of time	1,175,758	1,783,803	2,038,302
Revenue recognized over time	26,912	93,186	38,855
Total	1,202,670	1,876,989	2,077,157

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue by geographic location
Mainland China	697,294	991,912	1,542,793
North America	358,549	748,147	280,874
Europe	86,153	70,500	161,095
Other regions	60,674	66,430	92,395
Total	1,202,670	1,876,989	2,077,157

Schedule of movements of the accounts receivable and contract balances

	Accounts	Contract	Contract
	Receivable	assets	liabilities
	RMB	RMB	RMB

Opening Balance as of January 1, 2022	85,821	146,537	122,603
Increase(decrease), net	399,223	(133,937)	(82,225)
Ending Balance as of December 31, 2022	485,044	12,600	40,378
Increase, net	39,774	7,088	39,547
Ending Balance as of December 31, 2023	524,818	19,688	79,925
Increase(decrease), net	240,209	(9,779)	(46,931)
Ending Balance as of December 31, 2024	765,027	9,909	32,994